Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 32,700	$ 34,800
Trade and other receivables, net (note 3)	494,800	422,600
Fuel and natural gas in storage	46,600	43,700
Supplies and consumables inventory	179,900	179,900
Regulatory assets (note 6)	205,100	194,900
Prepaid expenses	89,200	68,800
Derivative instruments (note 22)	6,000	11,100
Other assets (note 10)	149,800	12,800
Assets held for sale (note 23)	0	166,500
Assets, current, total	1,204,100	1,135,100
Property, plant and equipment, net (note 4)	9,749,900	9,450,100
Intangible assets, net (note 5)	69,700	69,100
Goodwill (note 5)	1,320,100	1,312,200
Regulatory assets (note 6)	1,190,800	1,126,100
Long-term investments (note 7)	207,500	67,800
Derivative instruments (note 22)	77,000	97,400
Deferred income taxes (note 16)	26,300	11,200
Other assets (note 10)	290,800	163,600
Assets held for sale (note 23)	0	3,529,100
Assets	14,136,200	16,961,700
Current liabilities:
Accounts payable	145,400	164,200
Accrued liabilities	396,700	503,300
Dividends payable	50,100	49,700
Regulatory liabilities (note 6)	65,800	76,700
Long-term debt (note 8)	364,000	491,700
Other long-term liabilities (note 11)	151,100	36,300
Derivative instruments (note 22)	1,600	1,900
Other liabilities	24,200	20,700
Liabilities associated with assets held for sale (note 23)	0	153,000
Liabilities, current, total	1,198,900	1,497,500
Long-term debt (note 8)	6,168,900	6,207,000
Regulatory liabilities (note 6)	584,900	559,600
Deferred income taxes (note 16)	688,900	577,200
Derivative instruments (note 22)	15,900	17,500
Pension and other post-employment benefits obligation (note 9)	72,600	73,600
Other long-term liabilities (note 11)	357,800	273,800
Liabilities associated with assets held for sale (note 23)	0	1,574,300
Liabilities, noncurrent, total	7,889,000	9,283,000
Redeemable non-controlling interests	0	5,000
Equity:
Preferred shares (note 12(c))	184,300	184,300
Common shares (note 12(a))	7,401,700	7,391,300
Additional paid-in capital	(14,700)	(19,200)
Deficit	(2,961,300)	(2,929,900)
Accumulated other comprehensive income ("AOCI") (note 13)	31,100	81,400
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	4,641,100	4,707,900
Non-controlling interests (note 15)
Non-controlling interests - tax equity partnership units	328,500	1,099,300
Other non-controlling interests	78,700	369,000
Non-controlling interests, total	407,200	1,468,300
Total equity	5,048,300	6,176,200
Commitments and contingencies (note 20)
Liabilities and equity, total	$ 14,136,200	$ 16,961,700